Leases	12 Months Ended
Jun. 28, 2020
Leases [Abstract]
Leases	Leases
The Company primarily leases manufacturing, office and warehousing space. Lease agreements frequently include renewal provisions and require the Company to pay real estate taxes, insurance and maintenance costs. Variable costs include lease payments that were volume or usage-driven in accordance with the use of the underlying asset, as well as non-lease components incurred with respect to actual terms rather than contractually fixed amounts. For details on the Company's lease policies, see the significant accounting policy disclosures in Note 2, “Basis of Presentation and Summary of Significant Accounting Policies”.
The Company's finance lease obligations primarily relate to a manufacturing space in Malaysia and a 49-year ground lease on a future silicon carbide fabrication facility in New York.
Balance Sheet
Lease assets and liabilities as of June 28, 2020, and the corresponding balance sheet classifications, are as follows (in millions of U.S. Dollars):

Operating Leases:
Right-of-use asset (1)	$12.3

Current lease liability (2)	4.8
Non-current lease liability (3)	7.5
Total operating lease liabilities	12.3

Finance Leases:
Finance lease assets (4)	15.4

Current portion of finance lease liabilities	3.6
Finance lease liabilities, less current portion	11.4
Total finance lease liabilities	15.0
(1) Within other assets on the consolidated balance sheets.
(2) Within other current liabilities on the consolidated balance sheets.
(3) Within other long-term liabilities on the consolidated balance sheets.
(4) Within property and equipment, net on the consolidated balance sheets.
Statement of Operations
Operating lease expense was $5.4 million in fiscal 2020. Short-term lease expense was $0.1 million and variable lease income was $0.1 million in fiscal 2020. Lease income was immaterial in fiscal 2020.
Finance lease amortization was $0.7 million and interest expense was $0.2 million in fiscal 2020.
Cash Flows
Cash flow information consisted of the following:

Fiscal year ended
(in millions of U.S. Dollars)	June 28, 2020
Cash used in operating activities:
Cash paid for operating leases	$5.5
Cash paid for interest portion of financing leases	0.1
Cash used in financing activities:
Cash paid for principal portion of finance leases	0.8
Non-cash operating activities:
Operating lease additions due to adoption of ASC 842	11.0
Operating lease additions and modifications, net	6.4
Finance lease additions	15.7

Lease Liability Maturities
Maturities of operating and finance lease liabilities as of June 28, 2020 were as follows (in millions of U.S. Dollars):

Fiscal Year Ending	Operating Leases	Finance Leases	Total
June 27, 2021	$5.3	$3.9	$9.2
June 26, 2022	3.8	1.7	5.5
June 25, 2023	1.8	0.7	2.5
June 30, 2024	0.9	0.7	1.6
June 29, 2025	0.8	0.7	1.5
Thereafter	0.4	15.2	15.6
Total lease payments	13.0	22.9	35.9
Imputed lease interest	(0.7)	(7.9)	(8.6)
Total lease liabilities	$12.3	$15.0	$27.3
Supplemental Disclosures

	Operating Leases	Finance Leases
Weighted average remaining lease term (in months) (1)	40	337
Weighted average discount rate (2)	3.52%	3.00%
(1) Weighted average remaining lease term of finance leases without the 49-year ground lease is 31 months.
(2) Weighted average discount rate of finance leases without the 49-year ground lease is 3.51%.
The aggregate future non-cancelable minimum rental payments on operating leases as of June 30, 2019, were as follows:

Fiscal Years Ending	(in millions of U.S. Dollars)
June 28, 2020	$3.2
June 27, 2021	2.2
June 26, 2022	1.2
June 25, 2023	0.7
June 30, 2024	—
Thereafter	—
Total future minimum rental payments	$7.3

Leases	Leases
The Company primarily leases manufacturing, office and warehousing space. Lease agreements frequently include renewal provisions and require the Company to pay real estate taxes, insurance and maintenance costs. Variable costs include lease payments that were volume or usage-driven in accordance with the use of the underlying asset, as well as non-lease components incurred with respect to actual terms rather than contractually fixed amounts. For details on the Company's lease policies, see the significant accounting policy disclosures in Note 2, “Basis of Presentation and Summary of Significant Accounting Policies”.
The Company's finance lease obligations primarily relate to a manufacturing space in Malaysia and a 49-year ground lease on a future silicon carbide fabrication facility in New York.
Balance Sheet
Lease assets and liabilities as of June 28, 2020, and the corresponding balance sheet classifications, are as follows (in millions of U.S. Dollars):

Operating Leases:
Right-of-use asset (1)	$12.3

Current lease liability (2)	4.8
Non-current lease liability (3)	7.5
Total operating lease liabilities	12.3

Finance Leases:
Finance lease assets (4)	15.4

Current portion of finance lease liabilities	3.6
Finance lease liabilities, less current portion	11.4
Total finance lease liabilities	15.0
(1) Within other assets on the consolidated balance sheets.
(2) Within other current liabilities on the consolidated balance sheets.
(3) Within other long-term liabilities on the consolidated balance sheets.
(4) Within property and equipment, net on the consolidated balance sheets.
Statement of Operations
Operating lease expense was $5.4 million in fiscal 2020. Short-term lease expense was $0.1 million and variable lease income was $0.1 million in fiscal 2020. Lease income was immaterial in fiscal 2020.
Finance lease amortization was $0.7 million and interest expense was $0.2 million in fiscal 2020.
Cash Flows
Cash flow information consisted of the following:

Fiscal year ended
(in millions of U.S. Dollars)	June 28, 2020
Cash used in operating activities:
Cash paid for operating leases	$5.5
Cash paid for interest portion of financing leases	0.1
Cash used in financing activities:
Cash paid for principal portion of finance leases	0.8
Non-cash operating activities:
Operating lease additions due to adoption of ASC 842	11.0
Operating lease additions and modifications, net	6.4
Finance lease additions	15.7

Lease Liability Maturities
Maturities of operating and finance lease liabilities as of June 28, 2020 were as follows (in millions of U.S. Dollars):

Fiscal Year Ending	Operating Leases	Finance Leases	Total
June 27, 2021	$5.3	$3.9	$9.2
June 26, 2022	3.8	1.7	5.5
June 25, 2023	1.8	0.7	2.5
June 30, 2024	0.9	0.7	1.6
June 29, 2025	0.8	0.7	1.5
Thereafter	0.4	15.2	15.6
Total lease payments	13.0	22.9	35.9
Imputed lease interest	(0.7)	(7.9)	(8.6)
Total lease liabilities	$12.3	$15.0	$27.3
Supplemental Disclosures

	Operating Leases	Finance Leases
Weighted average remaining lease term (in months) (1)	40	337
Weighted average discount rate (2)	3.52%	3.00%
(1) Weighted average remaining lease term of finance leases without the 49-year ground lease is 31 months.
(2) Weighted average discount rate of finance leases without the 49-year ground lease is 3.51%.
The aggregate future non-cancelable minimum rental payments on operating leases as of June 30, 2019, were as follows:

Fiscal Years Ending	(in millions of U.S. Dollars)
June 28, 2020	$3.2
June 27, 2021	2.2
June 26, 2022	1.2
June 25, 2023	0.7
June 30, 2024	—
Thereafter	—
Total future minimum rental payments	$7.3